Filed with the Securities and Exchange Commission on April 6, 2021
REGISTRATION NO. 002-81318
INVESTMENT COMPANY ACT NO. 811-03625
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 40
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THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
(Exact Name of Registrant)
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
(Name of Depositor)
751 Broad Street
NEWARK, NEW JERSEY 07102-3714
(973) 802-6000
(Address and telephone number of Depositor's principal executive offices)
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JORDAN K. THOMSEN
VICE PRESIDENT AND CORPORATE COUNSEL
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
751 BROAD STREET
NEWARK, NEW JERSEY 07102
(800) 778-2255
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on April 30, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 34 to the Registration Statement on Form N-4, File No. 002-81318, of The Prudential Insurance Company of America and its Separate Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until April 30, 2021, the effectiveness of Post-Effective Amendment No. 33, which was filed on February 8, 2021 (accession no. 0001628280-21-001625) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 33 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment No. 34 does not amend or delete any other part of this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 6th day of April 2021.

THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
REGISTRANT
BY: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
DEPOSITOR

By:	/s/ Jordan K. Thomsen
Jordan K. Thomsen Vice President and Corporate Counsel
PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Jordan K. Thomsen
Jordan K. Thomsen Vice President and Corporate Counsel
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Charles F. Lowery*	Chairman, Director, President and Chief Executive Officer	April 6, 2021
Charles F. Lowery
Robert M. Falzon*	Vice Chairman and Director	April 6, 2021
Robert M. Falzon
Kenneth Y. Tanji*	Executive Vice President and Chief Financial Officer	April 6, 2021
Kenneth Y. Tanji
Robert D. Axel*	Senior Vice President, Principal Accounting Officer and Controller	April 6, 2021
Robert D. Axel
Thomas J. Baltimore*	Director	April 6, 2021
Thomas J. Baltimore
Gilbert F. Casellas*	Director	April 6, 2021
Gilbert F. Casellas
Martina Hund-Mejean*	Director	April 6, 2021
Martina Hund-Mejean
Karl J. Krapek*	Director	April 6, 2021
Karl J. Krapek
Peter R. Lighte*	Director	April 6, 2021
Peter R. Lighte
George Paz*	Director	April 6, 2021
George Paz
Sandra Pianalto*	Director	April 6, 2021
Sandra Pianalto
Christine A. Poon*	Director	April 6, 2021

Christine A. Poon
Douglas A. Scovanner*	Director	April 6, 2021
Douglas A. Scovanner
Michael A. Todman*	Director	April 6, 2021
Michael A. Todman

By:	/s/Jordan K. Thomsen
Jordan K. Thomsen
* Executed by Jordan K. Thomsen on behalf of those indicated pursuant to Power of Attorney.